GENERAL AND ADMINISTRATIVE EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Salary paid	$ 528,000	[1]
Sleep X Ltd [Member]
Salary paid	$ 60,000

[1]	includes stock-based compensation of $485,000.